Schedule of promissory note settlements (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($)
Promissory Notes Payable Schedule Of Promissory Note Settlements 1			$ 250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 2			22,333
Promissory Notes Payable Schedule Of Promissory Note Settlements 3			544,667
Promissory Notes Payable Schedule Of Promissory Note Settlements 4			1,044,671
Promissory Notes Payable Schedule Of Promissory Note Settlements 5			(772,338)
Promissory Notes Payable Schedule Of Promissory Note Settlements 6			216,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 7			18,571
Promissory Notes Payable Schedule Of Promissory Note Settlements 8			469,152
Promissory Notes Payable Schedule Of Promissory Note Settlements 9			899,833
Promissory Notes Payable Schedule Of Promissory Note Settlements 10			(665,262)
Promissory Notes Payable Schedule Of Promissory Note Settlements 11			799,389
Promissory Notes Payable Schedule Of Promissory Note Settlements 12			10,925
Promissory Notes Payable Schedule Of Promissory Note Settlements 13			1,620,628
Promissory Notes Payable Schedule Of Promissory Note Settlements 14			3,108,365
Promissory Notes Payable Schedule Of Promissory Note Settlements 15			(2,298,051)
Promissory Notes Payable Schedule Of Promissory Note Settlements 16			32,500
Promissory Notes Payable Schedule Of Promissory Note Settlements 17			533
Promissory Notes Payable Schedule Of Promissory Note Settlements 18			66,066
Promissory Notes Payable Schedule Of Promissory Note Settlements 19			126,715
Promissory Notes Payable Schedule Of Promissory Note Settlements 20			(93,682)
Promissory Notes Payable Schedule Of Promissory Note Settlements 21			1,047,889
Promissory Notes Payable Schedule Of Promissory Note Settlements 22			30,029
Promissory Notes Payable Schedule Of Promissory Note Settlements 23			2,155,846
Promissory Notes Payable Schedule Of Promissory Note Settlements 24			4,134,913
Promissory Notes Payable Schedule Of Promissory Note Settlements 25			(3,056,995)
Promissory Notes Payable Schedule Of Promissory Note Settlements 26			1,297,889
Promissory Notes Payable Schedule Of Promissory Note Settlements 27			52,362
Promissory Notes Payable Schedule Of Promissory Note Settlements 28			2,700,513
Promissory Notes Payable Schedule Of Promissory Note Settlements 29			5,179,584
Promissory Notes Payable Schedule Of Promissory Note Settlements 30			(3,829,333)
Promissory Notes Payable Schedule Of Promissory Note Settlements 1	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 2	49,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 3	49,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 4	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 5	250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 6	250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 7	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 8	150,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 9	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 10	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 11	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 12	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 13	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 14	100,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 15	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 16		86,677
Promissory Notes Payable Schedule Of Promissory Note Settlements 17	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 18	82,344
Promissory Notes Payable Schedule Of Promissory Note Settlements 19	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 20		27,639
Promissory Notes Payable Schedule Of Promissory Note Settlements 21	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 22	26,256
Promissory Notes Payable Schedule Of Promissory Note Settlements 23	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 24	10.00%	10.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 25	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 26	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 27	757,600
Promissory Notes Payable Schedule Of Promissory Note Settlements 28	299,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 29	(757,600)
Promissory Notes Payable Schedule Of Promissory Note Settlements 30	(299,000)
Promissory Notes Payable Schedule Of Promissory Note Settlements 31	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 32	$ 0